Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 5: Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2014, and 2013 is as follows:

	2014	2013
	(in millions)
Land and industrial buildings	$3,306	$3,478
Plant, machinery and equipment	8,357	8,481
Assets sold with buy-back commitment	2,750	2,813
Construction in progress	213	516
Other	868	960
Gross property, plant and equipment	15,494	16,248
Accumulated depreciation	(8,629)	(9,158)
Net property, plant and equipment	$6,865	$7,090

A summary of property, plant and equipment recorded under capital leases ¹ as of December 31, 2014, and 2013 is as follows:

	2014	2013
	(in millions)
Gross capital leases ²	$148	$158
Accumulated depreciation	(41)	(38)
Net capital leases	$107	$120

¹	Included in Property, plant and equipment table above
²	Consists of industrial buildings, plant, machinery and equipment

Depreciation expense on the above property, plant and equipment totaled $873 million, $854 million, and $783 million for the years ended December 31, 2014, 2013, and 2012, respectively. Excluding depreciation for assets sold with buy-back commitments, depreciation expenses totaled $623 million, $581 million, and $564 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Commercial Vehicles recognized an impairment loss of $22 million, $37 million and $19 million on assets sold with a buy-back commitment for the years ended December 31, 2014, 2013 and 2012, respectively. The losses are recognized in the cost of goods sold.

The Company had contractual commitments of $397 million and $348 million for the acquisition of property, plant and equipment at December 31, 2014 and 2013, respectively.